Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total Navios Holdings Stockholders Deficit Equity [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 0	$ 1	$ 643,033	$ (784,592)	$ (141,558)	$ 107,275	$ (34,283)
Beginning balance at Dec. 31, 2020	23,032	15,881,147
Net income/(loss)	$ 0	$ 0	0	163	163	1,151	1,314
Cancellation of shares	0	$ 0	0	0	0	0	0
Cancellation of shares, shares		(27)
Stock-based compensation expenses (Note 10)	0	$ 0	155	0	155	0	155
Stock-based compensation expenses (Note 10), shares		16,000
Ending balance, value at Mar. 31, 2021	$ 0	$ 1	643,188	(784,429)	(141,240)	108,426	(32,814)
Ending balance at Mar. 31, 2021	23,032	15,897,120
Beginning balance, value at Dec. 31, 2020	$ 0	$ 1	643,033	(784,592)	(141,558)	107,275	(34,283)
Beginning balance at Dec. 31, 2020	23,032	15,881,147
Net income/(loss)							25,859
Ending balance, value at Jun. 30, 2021	$ 0	$ 1	643,339	(759,493)	(116,153)	108,035	(8,118)
Ending balance at Jun. 30, 2021	23,032	15,897,064
Beginning balance, value at Mar. 31, 2021	$ 0	$ 1	643,188	(784,429)	(141,240)	108,426	(32,814)
Beginning balance at Mar. 31, 2021	23,032	15,897,120
Net income/(loss)	$ 0	$ 0	0	24,936	24,936	(391)	24,545
Cancellation of shares	0	$ 0	0	0	0	0	0
Cancellation of shares, shares		(56)
Stock-based compensation expenses (Note 10)	0	$ 0	151	0	151	0	151
Ending balance, value at Jun. 30, 2021	$ 0	$ 1	643,339	(759,493)	(116,153)	108,035	(8,118)
Ending balance at Jun. 30, 2021	23,032	15,897,064
Beginning balance, value at Dec. 31, 2021	$ 0	$ 2	679,301	(667,906)	11,397	55,247	66,644
Beginning balance at Dec. 31, 2021	23,032	25,198,620
Net income/(loss)	$ 0	$ 0	0	(5,000)	(5,000)	(128)	(5,128)
Cancellation of shares	$ 0	$ 0	0	0	0	0	0
Cancellation of shares, shares		(29)
Issuance of preferred stock (Note 10), shares	1,000
Stock-based compensation expenses (Note 10)	$ 0	$ 0	46	0	46	0	46
Stock-based compensation expenses (Note 10), shares		40,000
Ending balance, value at Mar. 31, 2022	$ 0	$ 2	679,347	(672,906)	6,443	55,119	61,562
Ending balance at Mar. 31, 2022	24,032	25,238,591
Beginning balance, value at Dec. 31, 2021	$ 0	$ 2	679,301	(667,906)	11,397	55,247	66,644
Beginning balance at Dec. 31, 2021	23,032	25,198,620
Net income/(loss)							42,150
Ending balance, value at Jun. 30, 2022	$ 0	$ 2	679,391	(627,946)	51,447	57,437	108,884
Ending balance at Jun. 30, 2022	24,032	25,238,591
Beginning balance, value at Mar. 31, 2022	$ 0	$ 2	679,347	(672,906)	6,443	55,119	61,562
Beginning balance at Mar. 31, 2022	24,032	25,238,591
Net income/(loss)	$ 0	$ 0	0	44,960	44,960	2,318	47,278
Stock-based compensation expenses (Note 10)	0	0	44	0	44	0	44
Ending balance, value at Jun. 30, 2022	$ 0	$ 2	$ 679,391	$ (627,946)	$ 51,447	$ 57,437	$ 108,884
Ending balance at Jun. 30, 2022	24,032	25,238,591